Cost of Financial Debt (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Cost of Financial Debt

	December 31,
	2017	2016	2015
	(In millions of US$)
Current interest expenses related to financial debt	(181.0)	(168.6)	(167.4)
Amortization of deferred expenditures on financial debts	(33.0)	(8.3)	(12.8)
Income provided by cash and cash equivalents	3.0	2.7	1.7

Cost of financial debt, net	(211.0)	(174.2)	(178.5)